Fees and Expenses	Jan. 28, 2026 USD ($)
Shenkman Capital Floating Rate High Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Floating Rate Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and in the “Your Account with a Fund” section on page 31 of the Fund’s Prospectus, the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 33 of the Fund’s Prospectus, Appendix A to the Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 47 of the Fund’s Statement of Additional Information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund by certain financial intermediaries.
Other Expenses, New Fund, Based on Estimates [Text]	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Floating Rate Fund and do not include 0.02% that is attributed to acquired fund fees and expenses (“AFFE”).
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Floating Rate Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund, which are not reflected in this Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	(if you redeem your shares at the end of the period)
Expense Example, No Redemption, By Year, Caption [Text]	(if you do not redeem your shares at the end of the period)
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Floating Rate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	83.00%
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class A
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shenkman Capital Short Duration High Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Short Duration Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and in the “Your Account with a Fund” section on page 31 of the Fund’s Prospectus, the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 33 of the Fund’s Prospectus, Appendix A to the Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 47 of the Fund’s Statement of Additional Information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund by certain financial intermediaries.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund, which are not reflected in this Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	(if you redeem your shares at the end of the period)
Expense Example, No Redemption, By Year, Caption [Text]	(if you do not redeem your shares at the end of the period)
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Short Duration Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	72.00%
Shenkman Capital Short Duration High Income Fund | Short Duration Class A
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000